Net Loss per Share	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Share	Net Loss per Share
Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except for share amounts):

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss attributable to common stockholders	$(241,340)	$(32,743)	$(26,823)
Weighted average Class A shares outstanding used in computing allocation of net loss attributable to common stockholders	1	1	1
Weighted average Class B shares on an as converted to Class A basis used in computing allocation	40	0	0
Allocation of net loss attributable to common stockholders for basic:
Class A common stock	(5,824)	(32,743)	(26,823)
Class B common stock	(235,516)	—	—
Denominator:
Weighted average shares used in computing net loss per share attributable to Class A common stockholders	1	1	1
Weighted average shares used in computing net loss per share attributable to Class B common stockholders	4,044	—	—
Basic net loss per share attributable to Class A common stockholders	$(5,824)	$(32,743)	$(26,823)
Basic net loss per share attributable to Class B common stockholders	$(58)	$—	$—
Diluted net loss per share is computed based on the weighted-average number of shares of common stock, including the dilutive effect of common stock equivalents, outstanding. Basic net loss per share is the same as diluted net loss per share for 2018 and 2019 as the inclusion of potentially dilutive shares would have been anti-dilutive.
For the year ended December 31, 2020, the Company’s diluted net loss per share of Class A common stock assumed the conversion of all Class B common stock into Class A common stock in accordance with the if-converted method. For the year ended December 31, 2020, the calculation of diluted net loss per share of Class B common stock did not differ from the calculation of basic net loss per share as the inclusion of potentially dilutive shares would have been anti-dilutive. The following table sets forth the computation of diluted net loss per share of Class A common stock for the year ended December 31, 2020 (in thousands, except for share amounts):

	Year Ended December 31,
	Net Loss Attributable to Class A common stock	Weighted average shares outstanding	Loss per share
Basic net loss per share	$(5,824)	1	$(5,824)
Add:The effect of dilutive potential Class A common stock Class B common stock	$(235,516)	40
Diluted net loss per share attributable to Class A common stock	$(241,340)	41	$(5,824)
The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have been anti-dilutive:

	Year Ended December 31,
	2020	2019	2018
Outstanding options to purchase Class A common stock	122,000	128,500	142,500
Outstanding options to purchase Class B common stock	13,915,604	5,312,843	2,434,028
Redeemable convertible preferred stock (on an if- converted basis)	1,272,821	979,526	814,071
Total	15,310,425	6,420,869	3,390,599
Net Loss per Share
For the three months ended March 31, 2021 and 2020, basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method. Net loss attributable to common stockholders was not allocated to the redeemable convertible preferred stock, as holders of the redeemable convertible preferred stock did not have a contractual obligation to share in losses.
Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. During the three months ended March 31, 2021 and 2020, the net loss attributable to common stockholders was equivalent to the Company’s net loss and comprehensive loss. The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except for share amounts):

	Three months ended March 31,
(in thousands)	2021	2020
Numerator:
Net loss attributable to common stockholders	$(190,993)	$(26,990)

Weighted average Class A shares outstanding used in computing allocation of net loss attributable to common stockholders	1	1
Weighted average Class B shares on an as converted to Class A basis used in computing allocation of net loss attributable to common stockholders	4,439	—

Allocation of net loss attributable to common stockholders for basic:
Class A common stock	(43)	(26,990)
Class B common stock	(190,950)	—

Denominator:
Weighted average shares used in computing net loss per share attributable to Class A common stockholders	1	1
Weighted average shares used in computing net loss per share attributable to Class B common stockholders	443,864	—

Basic net loss per share attributable to Class A	(43)	(26,990)
Basic net loss per share attributable to Class B	—	—
Diluted net loss per share is computed based on the weighted-average number of shares of common stock, including the dilutive effect of common stock equivalents, outstanding. Basic net loss per share is the same as diluted net loss per share for the three months ended March 31, 2020 as the inclusion of potentially dilutive shares would have been anti-dilutive.
For the three months ended March 31, 2021, the Company’s diluted net loss per share of Class A common stock assumed the conversion of all Class B common stock into Class A common stock in accordance with the if-converted method. For the three months ended March 31, 2021 the calculation of diluted net loss per share of Class B common stock did not differ from the calculation of basic net loss per share as the inclusion of potentially dilutive shares would have been anti-dilutive. The following table sets forth the computation of diluted net loss per share of Class A common stock for the three months ended March 31, 2021 (in thousands, except for share amounts):

(in thousands)	Three months ended March 31, 2021
	Net loss attributable to Class A common stock	Weighted average shares outstanding	Loss per share
Basic net loss per share	$(43)	1	$(43)
Add: The effect of dilutive potential Class A common stock
Class B common stock	(190,950)	4,439
Diluted net loss per share attributable to Class A common stock	$(190,993)	4,440	$(43)
The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have been anti-dilutive:

	Three months ended March 31,
(in thousands)	2021	2020
Outstanding options to purchase Class A common stock	122,000	122,000
Outstanding options to purchase Class B common stock	11,710,025	12,073,090
Redeemable convertible preferred stock (on an if-converted basis)	1,385,204	1,187,383
Total	13,217,229	13,382,473